CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME Statement - USD ($) $ in Millions	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 282.4	$ 599.2	$ 596.7
Foreign currency translation adjustments	(9.0)	(17.2)	(15.4)
Total comprehensive income	$ 273.4	$ 582.0	$ 581.3